Deferred tax	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Deferred tax
34 Deferred tax

	2024	2023

Deferred tax assets	2,439	2,350

Deferred tax liabilities	64	57

Net closing balance, on December 31	2,375	2,293

Deferred tax assets comprise temporary differences on:	2024	2023

Real estate	(2)	(2)

Financial assets	1,069	803

Insurance and investment contracts	(1,124)	(599)

Deferred expenses and other intangible assets	580	539

Defined benefit plans	237	214

Tax losses and credits carried forward	1,448	1,112

Other	231	283

On December 31	2,439	2,350

Deferred tax liabilities comprise temporary differences on:	2024	2023

Financial assets	1	(6)

Insurance and investment contracts	56	62

Deferred expenses and other intangible assets	4	2

Other	3	(1)

On December 31	64	57
The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and investment contracts	Deferred expenses and other intangible assets	Defined benefit plans	Tax losses and credits carried forward	Other	Total

On January 1, 2024	(2)	809	(661)	537	214	1,112	284	2,293

Acquisitions / Additions	-	-	-	(10)	-	-	-	(10)

Charged to income statement	(1)	(76)	(109)	12	12	259	(83)	15

Charged to OCI	-	278	(354)	-	(3)	(4)	8	(75)

Net exchange differences	-	63	(63)	36	15	81	19	151

Disposal of a business	-	(7)	7	-	-	-	-	1

On December 31, 2024	(2)	1,068	(1,180)	576	237	1,448	228	2,375

On January 1, 2023	(15)	1,574	(1,449)	573	196	1,287	235	2,403

Charged to income statement	12	(170)	479	(12)	(6)	(49)	(51)	204

Charged to OCI	-	(436)	271	-	31	-	-	(134)

Net exchange differences	-	(38)	32	(19)	(7)	(26)	(18)	(76)

Disposal of a business	-	(2)	4	-	-	8	(2)	8

Transfers to disposal groups	-	-	-	-	-	1	(1)	-

Transfer to/from other headings	-	(118)	-	-	-	-	118	-

Transfer to/from current income tax	-	-	-	-	-	(109)	-	(109)

Other	-	-	1	(5)	-	1	2	(2)

On December 31, 2023	(2)	809	(661)	537	214	1,112	284	2,293
Transfer to/from current income tax in 2023 relates to the deferred tax asset for the loss carry forward position of the Dutch fiscal unity.

Deferred tax assets are recognized for tax losses and credits carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. For an amount of gross EUR 3,577 million; an amount of tax EUR 787 million related to tax losses carried forward (2023: gross EUR 2,564 million; tax EUR 573 million) and an amount of tax EUR 661 million related to tax credits carried forward (2023: tax EUR 583 million) the realization of the deferred tax asset is dependent on the projection of future taxable profits.
For the following amounts, arranged by loss carry forward periods, the deferred tax asset is not recognized:

	Gross amounts 1		Not recognized deferred tax assets

	2024	2023	2024	2023

< 5 years	41	28	15	13

≥ 5 – 10 years	1	1	1	-

≥ 10 – 15 years	-	-	79	65

≥ 15 – 20 years	-	-	-	-

Indefinitely	976	939	269	231

On December 31	1,018	969	364	308

1
The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules

Deferred corporate income tax assets in respect of deductible temporary differences are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. For the following amounts relating to deductible temporary differences the realization of the deferred corporate income tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences.

	Gross amounts		Deferred tax assets

	2024	2023	2024	2023

Deferred corporate income tax asset dependent on retaining bond and similar investments until the earlier of market recovery or maturity	6,013	4,729	1,263	993

Deferred corporate income tax asset dependent on future taxable profits	141	1,717	30	362

On December 31	6,154	6,446	1,293	1,355
Deferred taxes are
non-current
by nature and the majority of the deferred tax assets and liabilities will therefore reverse after more than one year after the balance sheet date.